Headcount	12 Months Ended
Dec. 31, 2023
HEADCOUNT
Headcount

37.  HEADCOUNT

Enel Chile’s personnel as of December 31, 2023 and 2022 is as follows:

Country	12-31-2023	12-31-2022
Chile	2,056	2,136
Argentina (1)	21	22
Total	2,077	2,158
Average	2,134	2,256
(1)	This item corresponds to the branch of Enel Generación Chile located in the province of Jujuy, Argentina.